Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Baozun Inc. (the “Company”) was incorporated under the laws of Cayman Islands on December 18, 2013. The Company, its subsidiaries and its VIE (collectively referred to as the “Group”) are principally engaged to provide its customers with end-to-end E-commerce solutions including the sales of apparel, home and electronic products, online store design and setup, visual merchandising and marketing, online store operations, customer services, warehousing and order fulfillment.

As of December 31, 2022, the Company’s major subsidiaries and VIE are as follows:

	Date of	Place of	Legal
	incorporation	incorporation	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-commerce Limited (“Shanghai Baozun”)	11-Nov-03	PRC	100%
Shanghai Bodao E-commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%
Baotong Inc.	19-Jun-19	Cayman	70%
Baotong Hong Kong Holding Limited	5-May-16	HK	70%
Baotong E-logistics Technology (Suzhou) Limited	27-Mar-17	PRC	70%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A